Borrowings, Other Debts and Derivative Liabilities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Oct. 23, 2020 CNY (¥) shares	Oct. 23, 2020 USD ($) $ / shares shares	Mar. 31, 2020 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Mar. 02, 2020
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Short-term bank borrowings				¥ 15,213		¥ 86,261		¥ 13,138	$ 1,872	$ 2,107
Collateralized short term investments						63,900
Repayments of other debts				6,818	$ 944	87,959	¥ 270,860
Issuance of ordinary shares				41,862
Investment loss				1,400
Proceeds from loans				15,000	2,077	110,553	185,614
Interests expenses of other debts				¥ 5,058	$ 701	9,706	17,144
Derivative Liability, Statement of Financial Position [Extensible Enumeration]				Derivative liabilities						Derivative liabilities
Currency to be exchanged							¥ 32,100							$ 5,000	¥ 26,100	$ 4,000	¥ 52,400	$ 8,000
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]				Derivative liabilities	Derivative liabilities
Prepayments and other current assets				¥ 94,518		79,359		¥ 110,604	$ 15,762	$ 13,090
Derivative liabilities paid				4,760							¥ 1,250
Carrying value of the forward exchange contracts (in Dollars) | $
Yoken Series A-1 Preferred Shares [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Exercise price (in Dollars per share) | $ / shares		$ 7.14
Long Term Loan From Chong Li [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Principal amount			¥ 128,000
Long Term Bank Loan [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Debt instrument unused borrowing capacity
Yoken Series A-1 Warrant [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Long term borrowings interest rate																			10.00%
Proceeds from loans			18,000
Debt instrument converted shares issued (in Shares) | shares	120,000	120,000
Aggregate consideration	¥ 6,000
Interests expenses of other debts	1,400
Carrying value of the warrant				32,400		27,300
Fair value of conversion feature				5,700		7,900
Yoken Series A-1 SPA [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Long term borrowings interest rate																			10.00%
Currency Swap [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Foreign exchange rate							6.42							6.42	6.5128	6.5128	6.5452	6.5452
Forward Exchange Contract [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Payment towards advance settlement of foreign exchange swaps (in Dollars) | $					$ 1,500
Fair value change of derivative liabilities				1,200			¥ 900
Prepayments and other current assets				700
Fair value loss						3,600
Carrying value of derivative liabilities						¥ 2,900
Forward Exchange Contract [Member] | Minimum [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Fair value change of derivative liabilities				100
Forward Exchange Contract [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Payment towards advance settlement of foreign exchange swaps (in Dollars) | $					$ 11,000
Cumulative loss				(3,200)
Chong Li [Member] | Long Term Loan From Chong Li [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Principal amount			¥ 128,000
Debt term			5 years
Chong Li [Member] | Preferred Stock [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Issuance of ordinary shares				128,000
Chong Li [Member] | Preferred Stock [Member] | Long Term Loan From Chong Li [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Issuance of ordinary shares				¥ 95,000
Investor One [Member] | Yoken Series A-1 Warrant [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Purchase of warrants (in Shares) | shares		360,000
Debt instrument convertible carrying value at the time of conversion	18,000	$ 2,500
Investor Two [Member] | Yoken Series A-1 Warrant [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Purchase of warrants (in Shares) | shares		200,000
Debt instrument convertible carrying value at the time of conversion	¥ 10,000	$ 1,400
Short-Term Bank [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Short term borrowings weighted average interest rate				4.00%		3.98%				4.00%
Debt instrument unused borrowing capacity				¥ 5,000		¥ 164,400
Superb Origin International Limited [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Equity owner percentage				100.00%						100.00%
Extension Of Loan Agreement [Member] | Chong Li [Member] | Long Term Loan From Chong Li [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Principal amount			¥ 95,000
Extension Of Loan Agreement [Member] | Chong Li [Member] | Long Term Loan From Chong Li [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Repayments of other debts				¥ 6,800		36,400
Interest expenses						¥ 4,500
Debt Waiver Agreement [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Waivered borrowings payable												¥ 75,280
Debt Waiver Agreement with Superb Origin [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Waiver investment amount (in Dollars) | $													$ 11,250